Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investment [Abstract]
Schedule of group’s long-term investment
	As of December 31, 2021		As of December 31, 2022
	USD	Interest %	USD	Interest %
Equity method investments
Zhizhen Guorui	-	-%	2,647,593	37%
Shanghai Shenghan	335,448	16.56%	204,899	16.56%
Total	335,448		2,852,492